UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Waterstone Capital Management, L.P.

Address:    2 Carlson Parkway, Suite 260
            Plymouth, Minnesota 55447

13F File Number: 028-14297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Martin Kalish
Title:      Chief Financial Officer
Phone:      (952) 697-4102

Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota         February 14, 2012
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  57
Form 13F Information Table Value Total:  $1,607,888
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-12029               Waterstone Market Neutral Master Fund, Ltd.

2.    028-13704               Waterstone Market Neutral MAC 51 Ltd.

3.    028-14301               Waterstone Offshore ER Fund, Ltd.

4.    028-14300               Watersone MF Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE   SHRS OR     SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x1000) PRN AMT     PRN CALL  DISCRETION  MNGRS      SOLE      SHARED NONE
--------------                --------------    -----     ------- -------     --- ----  ----------  -----      ----      ------ ----
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1 110,734  113,069,000 PRN       DEFINED     1, 2, 3, 4 113,069,000
AIR LEASE CORP                CL A             00912X302  45,475    1,917,960 SH        DEFINED     1, 2, 3, 4   1,917,960
ASPEN INSURANCE HOLDINGS LTD  PFD PRP INC EQ   G05384113  35,193      660,500 SH        DEFINED     1, 2, 3, 4     660,500
BANK OF AMERICA CORPORATION   COM              060505104  24,464    4,400,000 SH        DEFINED     1, 2, 3, 4   4,400,000
BARRETT BILL CORP             NOTE  5.000% 3/1 06846NAA2   9,652    9,607,000 PRN       DEFINED     1, 2, 3, 4   9,607,000
BOYD GAMING CORP              COM              103304101   1,700      227,850 SH        DEFINED     1, 2, 3, 4     227,850
CHESAPEAKE ENERGY CORP        NOTE  2.500% 5/1 165167CA3 106,034  118,471,000 PRN       DEFINED     1, 2, 3, 4 118,471,000
CONCEPTUS INC                 COM              206016107   3,413      270,000 SH        DEFINED     1, 2, 3, 4     270,000
CUMULUS MEDIA INC             CL A             231082108   5,735    1,717,100 SH        DEFINED     1, 2, 3, 4   1,717,100
DELTA PETE CORP               NOTE  3.750% 5/0 247907AD0  15,214   18,532,000 PRN       DEFINED     1, 2, 3, 4  18,532,000
DORAL FINL CORP               COM NEW          25811P886   4,644    4,857,882 SH        DEFINED     1, 2, 3, 4   4,857,882
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140   8,024      251,695 SH        DEFINED     1, 2, 3, 4     251,695
EXTERRAN HLDGS INC            NOTE  4.250% 6/1 30225XAA1  45,026   50,880,000 PRN       DEFINED     1, 2, 3, 4  50,880,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857  20,727      563,400 SH  CALL  DEFINED     1, 2, 3, 4     563,400
GENERAL MTRS CO               COM              37045V100   7,672      378,515 SH        DEFINED     1, 2, 3, 4     378,515
GENWORTH FINL INC             COM CL A         37247D106     934      142,600 SH        DEFINED     1, 2, 3, 4     142,600
GENWORTH FINL INC             COM CL A         37247D106   9,989    1,525,000 SH  PUT   DEFINED     1, 2, 3, 4   1,525,000
GOLDMAN SACHS GROUP INC       COM              38141G104  22,155      245,000 SH        DEFINED     1, 2, 3, 4     245,000
HANOVER COMPRESSOR CO         NOTE  4.750% 1/1 410768AE5   2,896    3,165,000 PRN       DEFINED     1, 2, 3, 4   3,165,000
HILL ROM HLDGS INC            COM              431475102  21,140      627,488 SH        DEFINED     1, 2, 3, 4     627,488
HOLOGIC INC                   FRNT  2.000%12/1 436440AA9 132,917  138,830,000 PRN       DEFINED     1, 2, 3, 4 138,830,000
HOLOGIC INC                   COM              436440101   9,223      526,700 SH        DEFINED     1, 2, 3, 4     526,700
JONES GROUP INC               COM              48020T101     686       65,000 SH        DEFINED     1, 2, 3, 4      65,000
LINCARE HLDGS INC             NOTE  2.750%11/0 532791AF7  37,456   34,300,000 PRN       DEFINED     1, 2, 3, 4  34,300,000
LUCENT TECHNOLOGIES INC       DBCV  2.875% 6/1 549463AH0  53,897   61,354,000 PRN       DEFINED     1, 2, 3, 4  61,354,000
MEDTRONIC INC                 COM              585055106  15,300      400,000 SH        DEFINED     1, 2, 3, 4     400,000
MGM RESORTS INTERNATIONAL     COM              552953101   6,937      665,100 SH        DEFINED     1, 2, 3, 4     665,100
MGM RESORTS INTERNATIONAL     COM              552953101   2,086      200,000 SH  CALL  DEFINED     1, 2, 3, 4     200,000
MGM RESORTS INTERNATIONAL     COM              552953101   8,816      845,300 SH  PUT   DEFINED     1, 2, 3, 4     845,300
MICROCHIP TECHNOLOGY INC      SDCV  2.125%12/1 595017AB0 111,374   82,699,000 PRN       DEFINED     1, 2, 3, 4  82,699,000
MORGAN STANLEY                COM NEW          617446448   9,835      650,000 SH        DEFINED     1, 2, 3, 4     650,000
NATUS MEDICAL INC DEL         COM              639050103   6,118      648,757 SH        DEFINED     1, 2, 3, 4     648,757
NETAPP INC                    NOTE  1.750% 6/0 64110DAB0 127,420  100,961,000 PRN       DEFINED     1, 2, 3, 4 100,961,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999  64944P307  50,133    1,161,976 PRN       DEFINED     1, 2, 3, 4   1,161,976
OLD REP INTL CORP             NOTE  8.000% 5/1 680223AF1  20,590   20,450,000 PRN       DEFINED     1, 2, 3, 4  20,450,000
OLD REP INTL CORP             COM              680223104   3,242      349,700 SH        DEFINED     1, 2, 3, 4     349,700
PARKER DRILLING CO            NOTE  2.125% 7/1 701081AR2   5,948    6,000,000 PRN       DEFINED     1, 2, 3, 4   6,000,000
PHH CORP                      NOTE  4.000% 4/1 693320AH6  25,686   26,636,000 PRN       DEFINED     1, 2, 3, 4  26,636,000
POTASH CORP SASK INC          COM              73755L107   4,077       98,775 SH        DEFINED     1, 2, 3, 4      98,775
POTASH CORP SASK INC          COM              73755L107     330        8,000 SH  CALL  DEFINED     1, 2, 3, 4       8,000
POTASH CORP SASK INC          COM              73755L107   4,128      100,000 SH  PUT   DEFINED     1, 2, 3, 4     100,000
PROLOGIS                      NOTE  2.625% 5/1 74340XAS0  16,798   17,000,000 PRN       DEFINED     1, 2, 3, 4  17,000,000
SPANSION INC                  COM CL A NEW     84649R200   1,418      171,219 SH        DEFINED     1, 2, 3, 4     171,219
STATE BK FINL CORP            COM              856190103  31,808    2,105,101 SH        DEFINED     1, 2, 3, 4   2,105,101
STRYKER CORP                  COM              863667101   7,457      150,000 SH        DEFINED     1, 2, 3, 4     150,000
SUPERVALU INC                 COM              868536103   3,532      435,000 SH        DEFINED     1, 2, 3, 4     435,000
SYNOVUS FINL CORP             COM              87161C105   5,587    3,962,164 SH        DEFINED     1, 2, 3, 4   3,962,164
SYNOVUS FINL CORP             UNIT 99/99/9999  87161C204   1,396      100,000 PRN       DEFINED     1, 2, 3, 4     100,000
TRANSOCEAN INC                NOTE  1.500%12/1 893830AW9 119,343  121,400,000 PRN       DEFINED     1, 2, 3, 4 121,400,000
TWO HBRS INVT CORP            *W EXP 11/07/201 90187B119      81      671,047 PRN       DEFINED     1, 2, 3, 4     671,047
U S G CORP                    COM NEW          903293405  12,316    1,212,200 SH  PUT   DEFINED     1, 2, 3, 4   1,212,200
UNITED CMNTY BKS BLAIRSVLE G  COM              90984P303  14,227    2,035,285 SH        DEFINED     1, 2, 3, 4   2,035,285
VERISIGN INC                  SDCV  3.250% 8/1 92343EAD4 156,759  131,041,000 PRN       DEFINED     1, 2, 3, 4 131,041,000
WINDSTREAM CORP               COM              97381W104   1,560      132,900 SH  CALL  DEFINED     1, 2, 3, 4     132,900
XILINX INC                    SDCV  3.125% 3/1 983919AD3  78,246   68,846,000 PRN       DEFINED     1, 2, 3, 4  68,846,000
ZIMMER HLDGS INC              COM              98956P102  10,684      200,000 SH        DEFINED     1, 2, 3, 4     200,000
ZIONS BANCORPORATION          *W EXP 05/22/202 989701115   9,656    3,295,731 PRN       DEFINED     1, 2, 3, 4   3,295,731

SK 21823 0002 1261920